Financial Instruments	6 Months Ended
Jun. 30, 2016
Investments, All Other Investments [Abstract]
Financial Instruments
Financial Instruments

a) Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 3 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2015. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

		June 30, 2016		December 31, 2015
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	237,922	237,922	214,000	214,000
Derivative instruments (note 10)
Interest rate swap agreements	Level 2	(140,513)	(140,513)	(104,137)	(104,137)
Interest rate swaption agreements – assets	Level 2	2,123	2,123	5,623	5,623
Interest rate swaption agreements – liabilities	Level 2	(21,663)	(21,663)	(6,406)	(6,406)
Cross-currency swap agreements	Level 2	(113,961)	(113,961)	(128,782)	(128,782)
Other derivative (note 9c)	Level 3	(260)	(260)	(6,296)	(6,296)
Other:
Advances to equity accounted joint ventures (note 6)	(i)	178,026	(i)	159,870	(i)
Long-term receivable included in accounts receivable and other assets (ii)	Level 3	14,406	14,366	16,453	16,427
Long-term debt – public (note 7)	Level 1	(308,622)	(296,412)	(291,247)	(288,333)
Long-term debt – non-public (note 7)	Level 2	(1,581,666)	(1,524,727)	(1,707,962)	(1,677,139)

(i)
The advances to equity accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

(ii)
As described in Note 3 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2015, the estimated fair value of the non-interest bearing receivable from BG International Limited (or BG) is based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of June 30, 2016 was $14.4 million (December 31, 2015 – $16.4 million) using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from BG, the discount rate is based on unsecured debt instruments of similar maturity held, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in fair value during the six months ended June 30, 2016 and 2015 for the Partnership’s other derivative instrument, the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), is as follows:

	Six Months Ended June 30,
	2016	2015
	$	$
Fair value at beginning of period	(6,296)	(2,137)
Realized and unrealized gains (losses) included in earnings	3,480	(2,180)
Settlement payments	2,556	1,207
Fair value at end of period	(260)	(3,110)

The Partnership’s Suezmax tanker, the Toledo Spirit, operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The time-charter contract ends in August 2025, although the charterer has the right to terminate the time-charter contract in July 2018. In order to reduce the variability of its revenue under the Toledo Spirit time-charter, the Partnership entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The estimated fair value of this other derivative is based in part upon the Partnership’s projection of future spot market tanker rates, which has been derived from current spot market tanker rates and long-term historical average rates, as well as an estimated discount rate. The estimated fair value of this other derivative as of June 30, 2016 is based upon an average daily tanker rate of $25,250 (June 30, 2015 – $32,476) over the remaining duration of the charter contract and a discount rate of 8.0% (June 30, 2015 – 7.4%). In developing and evaluating this estimate, the Partnership considers the current tanker market fundamentals as well as the short and long-term outlook. A higher or lower average daily tanker rate would result in a higher or lower fair value liability or a lower or higher fair value asset. A higher or lower discount rate would result in a lower or higher fair value asset or liability.

b) Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

			June 30, 2016	December 31, 2015
Class of Financing Receivable	Credit Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	653,679	666,658
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	15,403	28,256
Advances to equity accounted joint ventures (note 6)	Other internal metrics	Performing	178,026	159,870
			847,108	854,784